Deferred Income Tax Assets And Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Inventories write-down	$ 27,448	$ 42,395
Impairment loss on property, plant and equipment	20,649	309
Provision for accounts receivable, prepayments to suppliers and deposit for purchase of property, plant and equipment	34,551	37,493
Provision for loss on firm purchase commitment	7,047	5,213
Accruals	8,657	3,976
Capital lease obligation	1,417	1,430
Deferred revenue	23,456	18,720
Net operating loss carry forwards	345,174	155,372
Government subsidy	10,487	5,609
Derivative financial instruments	1,867	0
Write-down on assets held for sale	18,545	0
Total gross deferred income tax assets	499,298	270,517
Less: valuation allowance	(459,503)	(196,994)
Deferred income tax assets , net of valuation allowance	39,795	73,523
Deferred income tax liabilities:
- Interest capitalized in relation to plant and equipment	(9,421)	(9,679)
- Property, plant and equipment	(1,886)	(7,523)
- Change in fair value of available-for-sale investment	(1,078)	(2,200)
- Investment in an associate	(852)	0
Total gross deferred income tax liabilities	(13,237)	(19,402)
Net deferred income tax asset	26,558	54,121
Deferred income tax assets:
- Current	8,667	30,931
- Non-current	20,529	39,376
Deferred income tax liability:
- Current	0	0
- Non-current	$ (2,638)	$ (16,186)